November 27, 1995 Securities and
Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for Prudential IncomeVertibleR Fund, Inc. (File No.
8113067)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential IncomeVertibleR Fund, Inc. pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/29/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of beginning of the fiscal year, 1/1/94: None.

     3. The number of shares registered during the fiscal year ended 12/31/94 other than pursuant to Rule 24f-2: 5,709,630.

     4.   The number of shares sold during the fiscal year ended
          9/29/95: 11,077,612

     5.   The number of shares sold during the fiscal year ended
          9/29/95 in reliance upon Rule 24f-2: 11,077,612

     Pursuant to the requirements of Rule 24f-2 there is enclosed the required opinion of counsel.

                                             Very truly yours,

                                             /s/ S. Jane Rose
                                              S. Jane Rose Secretary
SJR:ln
Enclosure

*Calculation of Fee           No. of Shares    Dollar Amount
Shares sold                     11,077,612    $ 125,406,566
Shares redeemed               ( 14,794,471 )   (168,702,165) Net Sales for
 calculation of fee           (  3,716,859 )  $( 43,295,599) Fee at 1/29 of 1%
$     -0-